UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ January 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.4%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$ 64		2.888%		01/01/38	$68,281
170		3.045		03/01/37	182,164

	Total Agency Adjustable Rate Mortgages (Cost $248,606)				250,445

	Agency Fixed Rate Mortgages (19.2%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
185		9.50		01/01/17–02/01/19	198,932
230		10.00		04/01/16–12/01/20	246,127
	Gold Pools:
635		4.00		12/01/41	663,715
3,450		4.50		03/01/41–11/01/41	3,695,773
320		5.00		12/01/40–05/01/41	352,548
74		5.50		07/01/37	81,476
60		6.00		12/01/37–03/01/38	66,019
129		6.50		06/01/29–09/01/33	143,437
158		7.50		04/01/20–05/01/35	184,196
72		8.00		08/01/32	87,375
114		8.50		08/01/31	139,305
37		10.00		10/01/21	41,695
	Federal National Mortgage Association,
	Conventional Pools:
42		3.50		09/01/42	42,565
355		4.50		08/01/40–09/01/41	380,716
1,690		5.00		11/01/40–07/01/41	1,853,716
477		5.50		08/01/37–02/01/38	526,976
1,011		6.50		02/01/28–12/01/33	1,132,763
27		7.00		07/01/23–06/01/32	29,034
195		7.50		08/01/37	230,991
198		8.00		04/01/33	237,800
174		8.50		10/01/32	211,001
331		9.50		04/01/30	397,577
7		9.75		03/01/16	6,696
40		10.00		10/01/18	43,940
	March TBA:
273	(a)	5.00		03/01/44	297,559
	Government National Mortgage Association,
	March TBA:
1,070	(a)	3.50		03/20/44	1,099,258
	Various Pools:
568		5.00		05/20/41	629,266
36		8.00		05/20/30	36,457
101		11.00		04/15/21	108,170

	Total Agency Fixed Rate Mortgages (Cost $12,896,334)				13,165,083

	Asset-Backed Securities (10.3%)
200	Citibank Credit Card Issuance Trust	0.591	(b)	09/10/20	200,890
575	Citigroup Mortgage Loan Trust, Inc.	5.53		11/25/34	609,831
245	Encore Credit Receivables Trust	0.668	(b)	10/25/35	197,514
614	First Frankin Mortgage Loan Trust	0.758	(b)	04/25/35	536,504
639	GSAA Home Equity Trust	5.043	(b)	06/25/34	695,825
1,005	Home Equity Asset Trust	0.688	(b)	11/25/35	803,446
634	Home Equity Mortgage Loan Asset-Backed Trust	0.278	(b)	04/25/37	487,219
399	Long Beach Mortgage Loan Trust 2004-2	0.378	(b)	06/25/34	363,325
281	Nationstar Agency Advance Funding Trust (c)	1.892		02/18/48	273,829
280	NovaStar Mortgage Funding Trust	0.898	(b)	02/25/34	264,734

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ January 31, 2014 (unaudited) continued

	RAMP Trust
895		0.428	(b)	05/25/36	779,194
2,465		0.748	(b)	09/25/35	1,827,334

	Total Asset-Backed Securities (Cost $6,868,981)				7,039,645

	Collateralized Mortgage Obligations - Agency Collateral Series (25.5%)
	Federal Home Loan Mortgage Corporation
508		3.034		10/25/20	525,813
	IO
7,056		0.756	(b)	10/25/20	291,569
2,992		1.394	(b)	11/25/19	197,913
9,517		1.739	(b)	04/25/17	406,025
	IO PAC REMIC
1,932		6.31	(b)	06/15/40	324,522
	IO REMIC
810		4.00		04/15/39	147,459
389		5.00		08/15/41	86,052
2,768		5.84	(b)	11/15/43	380,643
837		5.89	(b)	04/15/39	156,102
	IO STRIPS
318		7.00		06/01/30	61,416
312		7.50		12/01/29	88,034
1		8.00		01/01/28	266
	REMIC
274		3.50		12/15/42	244,801
705		7.595	(d)	10/15/43	650,203
919		11.546	(d)	12/15/43	952,405
	Federal National Mortgage Association,
	IO
2,777		6.232	(b)	09/25/20	679,235
	IO REMIC
2,408		3.50		02/25/39	405,568
22		5.00		08/25/37	132
2,008		5.492	(b)	11/25/41	343,629
9,827		5.842	(b)	03/25/39–08/25/42	1,842,200
2,227		5.992	(b)	02/25/43	492,693
936		6.272	(b)	03/25/42	225,619
1,948		6.342	(b)	04/25/39	364,888
1,509		6.392	(b)	08/25/41	335,893
569		6.442	(b)	09/25/38	100,895
	IO STRIPS
113		7.00		11/01/27	26,532
247		8.00		05/01/30–06/01/30	44,027
155		8.50		10/01/24	46,784
	REMIC
257		1.358	(b)	12/25/23	262,748
142		7.155	(b)	04/25/39	151,810
410		9.66	(d)	12/25/43	417,390
	Government National Mortgage Association
488		11.581	(d)	08/20/43	511,303
	IO
4,763		0.833	(b)	08/20/58	146,522
9,674		3.50		06/20/41–11/20/42	2,158,719
2,025		4.50		05/20/40	349,349
432		5.00		05/20/39–02/16/41	77,748
2,949		5.841	(b)	02/16/41	565,131
1,770		5.843	(b)	08/20/42	370,632
1,030		5.891	(b)	11/16/40	197,391
2,396		5.943	(b)	04/20/41–08/20/42	469,755
930		5.983	(b)	12/20/43	202,927
2,034		5.993	(b)	06/20/43	341,725
1,412		6.143	(b)	09/20/43	251,820
885		6.391	(b)	08/16/34	181,367

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ January 31, 2014 (unaudited) continued

978		6.393	(b)	06/20/40	215,740
986		6.441	(b)	04/16/41	187,848
2,073		6.541	(b)	03/16/42	474,429
600		6.641	(b)	08/16/36	127,163
	IO PAC
408		5.00		10/20/40	76,662
2,562		5.893	(b)	01/20/40	313,288

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $15,031,795)				17,472,785

	Commercial Mortgage-Backed Securities (9.5%)
360	CD Commercial Mortgage Trust	5.366	(b)	12/11/49	376,673
	COMM Mortgage Trust
136	(c)	1.873		04/12/35	131,798
389	(c)	4.757	(b)	10/10/46	349,070
270	(c)	4.798	(b)	08/10/46	245,289
	Commercial Mortgage Pass-Through Certificates
461	(c)	4.613	(b)	02/10/47	441,697
	IO
3,329		0.922	(b)	02/10/47	181,376
340	Commercial Mortgage Trust	5.475		03/10/39	364,940
380	Extended Stay America Trust (c)	2.958		12/05/31	376,339
	FREMF Mortgage Trust
210	(c)	3.504	(b)	08/25/46	178,485
222	(c)	3.625	(b)	07/25/46	191,733
321	(c)	3.855	(b)	01/25/47	300,617
370	GS Mortgage Securities Trust (c)	4.777	(b)	08/10/46	335,562
165	Hilton USA Trust (c)	1.168	(b)	11/05/30	165,320
1,740	JP Morgan Chase Commercial Mortgage Securities Trust	5.464	(b)	12/12/43-01/15/49	1,817,191
4,762	JPMBB Commercial Mortgage Securities Trust, IO	1.102	(b)	01/15/47	333,234
490	Queens Center Mortgage Trust (c)	3.474	(b)	01/11/37	435,825
273	WFRBS Commercial Mortgage Trust (c)	4.486	(b)	08/15/46	239,873

	Total Commercial Mortgage-Backed Securities (Cost $6,362,605)				6,465,022

	Mortgages - Other (38.3%)
842	Adjustable Rate Mortgage Trust	0.418	(b)	01/25/36	711,554
	Alternative Loan Trust
1,301		0.558	(b)	02/25/35	1,247,119
47		5.50		02/25/25	48,301
398		6.00		08/25/17–02/25/37	329,074
	PAC
415		5.50		04/25/37	337,964
797	Alternative Loan Trust Resecuritization	6.25		08/25/37	643,797
363	American Home Mortgage Investment Trust (c)	6.10		01/25/37	242,156
	Banc of America Alternative Loan Trust
827		0.608	(b)	11/25/36	552,559
925		5.50		10/25/35	867,475
196		6.00		04/25/36	184,856
1,006		6.226		10/25/36	751,663
786		6.50		05/25/46	644,856
	Banc of America Funding Trust
450		0.387	(b)	02/20/47	370,935
680		0.447	(b)	07/20/36	607,452
397		6.099		10/25/36	336,931
16	Banc of America Mortgage Trust	5.25		11/25/19	16,745
824	BCAP LLC Trust	0.298	(b)	04/25/37	714,992
11,606	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	284,219
636	Chase Mortgage Finance Trust	6.00		10/25/36-11/25/36	565,670
295	CHL Mortgage Pass-Through Trust, PAC	6.00		05/25/36	270,187
7	Citicorp Mortgage Securities Trust	5.50		02/25/22	7,374
688	Credit Suisse First Boston Mortgage Securities Corp.	2.548	(b)	11/25/34	708,925

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ January 31, 2014 (unaudited) continued

	First Horizon Alternative Mortgage Securities Trust
362		5.50		04/25/35	351,257
1,053		6.00		07/25/36	925,518
545	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	563,845
412	GreenPoint Mortgage Funding Trust	0.448	(b)	02/25/36	343,382
477	GSMSC Pass-Through Trust (c)	7.50	(b)	09/25/36	394,284
	GSR Mortgage Loan Trust
100		0.408	(b)	03/25/35	90,347
34		5.50		11/25/35	32,913
1,119	Harborview Mortgage Loan Trust	0.357	(b)	09/19/46	891,084
653	Impac CMB Trust	0.953	(b)	10/25/34	609,237
215	IndyMac INDX Mortgage Loan Trust	5.013	(b)	12/25/35	182,554
947	JP Morgan Alternative Loan Trust	0.318	(b)	10/25/36	742,556
	JP Morgan Mortgage Trust
5		2.604	(b)	10/25/35	4,585
377		2.751	(b)	06/25/35	381,235
275		5.087	(b)	11/25/35	266,296
310		5.50		01/25/36	299,507
	IO
1,299		6.462	(b)	01/25/37	270,228
	Lehman Mortgage Trust
189		5.50		11/25/35	182,860
378		6.50		09/25/37	318,432
38	Mastr Adjustable Rate Mortgages Trust	2.63	(b)	02/25/36	36,880
125	Merrill Lynch Mortgage Investors Trust	0.873	(b)	04/25/29	122,406
115	Prime Mortgage Trust	5.50		11/25/21	116,165
	RALI Trust
549		0.338	(b)	12/25/36	407,369
907		5.50		04/25/22–06/25/35	877,398
1,407		6.00		04/25/36–06/25/36	1,165,452
82	Residential Asset Securitization Trust	0.458	(b)	05/25/35	82,405
272	Structured Asset Mortgage Investments II Trust	0.388	(b)	05/25/45	243,062
	Washington Mutual Mortgage Pass-Through Certificates Trust
371		0.438	(b)	11/25/45	334,734
100		0.905	(b)	05/25/47	87,809
1,763		0.975	(b)	05/25/47	1,390,076
582		1.095	(b)	08/25/46	402,923
691		1.115	(b)	07/25/46	569,858
367		2.363	(b)	12/25/35	342,910
369		5.50		11/25/35	318,460
1,092		6.00		10/25/35	838,032
	Wells Fargo Mortgage Backed Securities Trust
553		2.629	(b)	10/25/35	519,928
234		4.617	(b)	04/25/34	234,746
851		5.377	(b)	12/25/36	848,508

	Total Mortgages - Other (Cost $23,877,398)				26,234,045

	Short-Term Investments (5.8%)
	U.S. Treasury Securities (1.1%)
	U.S. Treasury Bills
550	(e)	0.048		05/29/14	549,950
175	(e)(f)	0.063		08/21/14	174,943

	Total U.S. Treasury Securities (Cost $724,855)				724,893

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ January 31, 2014 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (4.7%)
3,231	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $3,231,083)		$3,231,083

	Total Short-Term Investments (Cost $3,955,938)		3,955,976

	Total Investments (Cost $69,241,657) (h)(i)	109.0%	74,583,001
	Liabilities in Excess of Other Assets	(9.0)	(6,142,134)

	Net Assets	100.0%	$68,440,867

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2014.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Inverse Floating Rate Security—Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2014.
(e)	Rate shown is the yield to maturity at January 31, 2014.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds—Government Portfolio—Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ January 31, 2014 (unaudited) continued

Futures Contracts Open at January 31, 2014:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

34	Long	U.S. Treasury 10 yr. Note, Mar-14	$4,275,500	$21,378
21	Long	U.S. Treasury 5 yr. Note, Mar-14	2,533,125	9,508
14	Long	U.S. Treasury Long Bond, Mar-14	1,870,312	43,094
7	Long	U.S. Treasury 2 yr. Note, Mar-14	1,541,422	(216)

		Net Unrealized Appreciation		$73,764

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ■ January 31, 2014 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term taxable debt securities with remaining maturities of 60 days or less at time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark to market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$250,445	$—	$250,445
Agency Fixed Rate Mortgages	—	13,165,083	—	13,165,083
Asset-Backed Securities	—	7,039,645	—	7,039,645
Collateralized Mortgage Obligations - Agency Collateral Series	—	17,472,785	—	17,472,785
Commercial Mortgage-Backed Securities	—	6,465,022	—	6,465,022
Mortgages - Other	—	26,234,045	—	26,234,045

Total Fixed Income Securities	—	70,627,025	—	70,627,025

Short-Term Investments
U.S. Treasury Securities	—	724,893	—	724,893
Investment Company	3,231,083	—	—	3,231,083

Total Short-Term Investments	3,231,083	724,893	—	3,955,976

Futures Contracts	73,980	—	—	73,980

Total Assets	3,305,063	71,351,918	—	74,656,981

Liabilities:
Futures Contracts	(216)	—	—	(216)

Total	$3,304,847	$71,351,918	$—	$74,656,765

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2014, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

March 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

March 20, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 20, 2014